SHARE BASED COMPENSATION	6 Months Ended
Jun. 30, 2023
Equity [Abstract]
Share based compensation	SHARE BASED COMPENSATION
As at June 30, 2023, the Company had 476,250 outstanding non-vested share options (December 31, 2022: 488,750), with a weighted average adjusted exercise price of $10.88 (December 31, 2022: $12.87) and a weighted average remaining contractual term of 3.2 years (December 31, 2022: 3.7 years).
The number of outstanding vested share options as at June 30, 2023 was 12,500 (December 31, 2022: nil), with a weighted average adjusted exercise price of $20.50 (December 31, 2022: nil) and a weighted average remaining contractual term of 3.9 years (December 31, 2022: 0 years).
Adjusted exercise price refers to the fact that the exercise price of each option is adjusted for dividends paid since the grant date of the option in line with the Company's share option scheme.